1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

February 29, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Variable Series Trust
Registration Statement filed on Form N-14 under the Securities Act of 1933

Dear Ladies and Gentlemen:

On behalf of our client, Touchstone Variable Series Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement filed on Form N-14.  This filing relates to an Agreement and Plan of Reorganization between the Touchstone Balanced Fund and the Touchstone Moderate ETF Fund, each, a series of the Trust, under which the Touchstone Balanced Fund will merge into the Touchstone Moderate ETF Fund.

Please contact the undersigned at 215.963.5110 with your questions or comments.

Sincerely,

/s/ John M. Ford

John M. Ford, Esq.